Notes to the consolidated financial statements - Summary of upfront payments and related revenues recognized (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Jul. 31, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments included in contract liabilities	€ 142,095	€ 646,046
Revenue recognized from upfront payments	67,828	46,597	€ 5,777
Eli Lilly.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	42,200			$ 50,000
Revenue recognized from upfront payments		34,855	3,516
CRISPR
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	2,524			3,000
Upfront payments included in contract liabilities	1,239	1,549
Revenue recognized from upfront payments	310	310	310
Boehringer Ingelheim
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	30,000
Upfront payments included in contract liabilities		14,003
Revenue recognized from upfront payments	14,003	1,867	€ 1,951
Genmab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	8,937			$ 10,000
Upfront payments included in contract liabilities	5,362	7,150
Revenue recognized from upfront payments	1,787	1,787
GSK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	195,000				€ 120,000
Upfront payments included in contract liabilities	135,494	112,222
Revenue recognized from upfront payments	51,728	7,778
BMBF
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	124,502
Upfront payments included in contract liabilities		61,122
European Commission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments received or receivable	€ 450,000
Upfront payments included in contract liabilities		€ 450,000